Segment Information - Schedule of Segment Expense Categories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Segment Expense Categories [Abstract]
Net revenues	$ 14,777,798	$ 2,414,338	$ 13,181,561
Cost of revenue	15,059,324	2,292,206	11,912,571
Gross Profit	(281,526)	122,132	1,268,990
Sales and marketing		168,421	6,661
General and administrative	3,641,446	8,591,751
Impairment of goodwill and intangible assets	162,381,380
Total Operating Expenses	166,022,826	8,760,172	15,535,843
Other income (expenses) net	34,073	(453,751)	1,200,364
(Benefit) provision for income taxes	(30,801,146)	24,988	17,549
Net loss	$ (135,469,133)	$ (9,116,779)	$ (13,084,038)